Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

March 31, 2020

VIPGRWT-QTLY-0520
1.799861.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 14.5%
Entertainment - 2.0%
Activision Blizzard, Inc.	1,091,000	$64,892,680
Electronic Arts, Inc. (a)	336,121	33,669,241
		98,561,921
Interactive Media & Services - 12.5%
Alphabet, Inc. Class A (a)	287,598	334,174,496
Facebook, Inc. Class A (a)	1,267,709	211,453,861
Tencent Holdings Ltd.	1,302,800	64,394,295
Wise Talent Information Technology Co. Ltd. (a)	2,805,200	5,609,561
		615,632,213

TOTAL COMMUNICATION SERVICES		714,194,134

CONSUMER DISCRETIONARY - 13.8%
Automobiles - 0.8%
Ferrari NV (b)	214,500	32,726,265
Tesla, Inc. (a)	8,600	4,506,400
		37,232,665
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A (a)	1,605,000	16,868,550
Hotels, Restaurants & Leisure - 1.0%
Starbucks Corp.	719,800	47,319,652
Household Durables - 1.1%
Blu Homes, Inc. (a)(c)(d)	14,533,890	25,138
D.R. Horton, Inc.	908,800	30,899,200
NVR, Inc. (a)	8,510	21,863,126
		52,787,464
Internet & Direct Marketing Retail - 8.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	281,400	54,726,672
Amazon.com, Inc. (a)	143,600	279,979,792
Delivery Hero AG (a)(e)	77,400	5,690,771
Fiverr International Ltd. (b)	38,400	966,528
Pinduoduo, Inc. ADR (a)	569,500	20,519,085
The Booking Holdings, Inc. (a)	31,600	42,512,112
		404,394,960
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	255,700	6,788,835
Specialty Retail - 1.1%
Five Below, Inc. (a)	197,800	13,921,164
National Vision Holdings, Inc. (a)	461,800	8,968,156
Ross Stores, Inc.	373,700	32,500,689
		55,390,009
Textiles, Apparel & Luxury Goods - 1.2%
Anta Sports Products Ltd.	1,138,000	8,258,128
Aritzia LP (a)	161,600	1,413,555
Capri Holdings Ltd. (a)	348,100	3,755,999
LVMH Moet Hennessy Louis Vuitton SE	113,915	41,778,495
PVH Corp.	76,200	2,868,168
Tapestry, Inc.	211,800	2,742,810
		60,817,155

TOTAL CONSUMER DISCRETIONARY		681,599,290

CONSUMER STAPLES - 4.2%
Beverages - 1.2%
Fever-Tree Drinks PLC	1,057	15,763
Kweichow Moutai Co. Ltd. (A Shares)	180,070	28,246,773
Monster Beverage Corp. (a)	570,800	32,113,208
		60,375,744
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	281,800	6,966,096
Food Products - 0.2%
The Simply Good Foods Co. (a)	439,700	8,468,622
Household Products - 1.9%
Energizer Holdings, Inc. (b)	1,018,800	30,818,700
Procter & Gamble Co.	350,300	38,533,000
Reckitt Benckiser Group PLC	339,800	25,884,468
		95,236,168
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	225,600	35,947,104

TOTAL CONSUMER STAPLES		206,993,734

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd.	3,855,488	56,993,347
FINANCIALS - 1.9%
Banks - 0.3%
HDFC Bank Ltd.	234,578	2,684,221
HDFC Bank Ltd. sponsored ADR	261,200	10,045,752
Metro Bank PLC (a)(b)	85,000	95,471
		12,825,444
Capital Markets - 1.2%
CME Group, Inc.	304,297	52,615,994
JMP Group, Inc.	240,100	576,240
MSCI, Inc.	10,200	2,947,392
Tradeweb Markets, Inc. Class A	24,600	1,034,184
XP, Inc. Class A (a)	56,000	1,080,240
		58,254,050
Consumer Finance - 0.4%
Capital One Financial Corp.	407,900	20,566,318

TOTAL FINANCIALS		91,645,812

HEALTH CARE - 15.9%
Biotechnology - 6.2%
AbbVie, Inc.	1,028,700	78,376,653
Affimed NV (a)	615,487	972,469
Aimmune Therapeutics, Inc. (a)(b)	356,200	5,136,404
Applied Therapeutics, Inc. (a)	28,400	928,396
BioNTech SE	397,530	22,983,594
BioNTech SE ADR (a)(b)	135,300	7,901,520
Cytokinetics, Inc. (a)(b)	482,320	5,686,553
Galapagos Genomics NV sponsored ADR (a)	87,200	17,084,224
Gamida Cell Ltd. (a)(b)	1,029,200	3,108,184
Innovent Biolgics, Inc. (a)(e)	1,111,000	4,635,822
Insmed, Inc. (a)	1,312,783	21,043,911
Neurocrine Biosciences, Inc. (a)	337,900	29,245,245
Regeneron Pharmaceuticals, Inc. (a)	113,600	55,469,744
Rubius Therapeutics, Inc. (a)	55,300	246,085
Vertex Pharmaceuticals, Inc. (a)	228,098	54,275,919
		307,094,723
Health Care Equipment & Supplies - 2.7%
Danaher Corp.	324,526	44,917,644
Haemonetics Corp. (a)	168,900	16,832,574
Intuitive Surgical, Inc. (a)	122,000	60,415,620
Nevro Corp. (a)	13,600	1,359,728
Penumbra, Inc. (a)	61,200	9,873,396
		133,398,962
Health Care Providers & Services - 1.9%
Guardant Health, Inc. (a)	36,300	2,526,480
HealthEquity, Inc. (a)	228,800	11,574,992
UnitedHealth Group, Inc.	328,500	81,921,330
		96,022,802
Health Care Technology - 0.8%
Inspire Medical Systems, Inc. (a)	189,700	11,435,116
Veeva Systems, Inc. Class A (a)	165,700	25,910,509
		37,345,625
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	44,114	2,749,184
Bruker Corp.	565,300	20,271,658
Codexis, Inc. (a)	506,400	5,651,424
Nanostring Technologies, Inc. (a)	130,800	3,145,740
Thermo Fisher Scientific, Inc.	182,200	51,671,920
		83,489,926
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	1,413,600	63,131,376
Eli Lilly & Co.	430,900	59,774,448
Perrigo Co. PLC	25,604	1,231,296
Sanofi SA	30,900	2,675,165
		126,812,285

TOTAL HEALTH CARE		784,164,323

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.1%
TransDigm Group, Inc.	22,796	7,299,051
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	112,300	5,962,007
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	256,000	23,851,520
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	72,417	22,580,345
Machinery - 0.6%
Gardner Denver Holdings, Inc.(a)	1,263,100	31,324,880
Professional Services - 1.1%
Equifax, Inc.	256,300	30,615,035
TransUnion Holding Co., Inc.	368,161	24,364,895
Upwork, Inc. (a)	13,400	86,430
		55,066,360
Road & Rail - 1.8%
Rumo SA (a)	3,956,300	14,961,470
Uber Technologies, Inc.	2,589,540	72,299,957
		87,261,427

TOTAL INDUSTRIALS		233,345,590

INFORMATION TECHNOLOGY - 39.8%
IT Services - 8.1%
Adyen BV (a)(e)	3,200	2,695,186
Black Knight, Inc. (a)	710,600	41,257,436
CACI International, Inc. Class A (a)	11,700	2,470,455
Edenred SA	123,800	5,137,636
Fiserv, Inc. (a)	444,600	42,232,554
MasterCard, Inc. Class A	169,600	40,968,576
MongoDB, Inc. Class A (a)	157,500	21,505,050
Okta, Inc. (a)	87,500	10,697,750
Shopify, Inc. Class A (a)	68,800	28,825,308
Square, Inc. (a)	466,000	24,409,080
Verra Mobility Corp. (a)	22,370	159,722
Visa, Inc. Class A (b)	1,122,972	180,933,249
		401,292,002
Semiconductors & Semiconductor Equipment - 9.3%
ASML Holding NV	177,400	46,414,936
Enphase Energy, Inc. (a)	193,800	6,257,802
Micron Technology, Inc. (a)	856,700	36,032,802
Monolithic Power Systems, Inc.	18,100	3,031,026
NVIDIA Corp.	639,300	168,519,480
NXP Semiconductors NV	561,300	46,548,609
Qualcomm, Inc.	1,839,500	124,442,175
SolarEdge Technologies, Inc. (a)	51,300	4,200,444
Universal Display Corp.	159,900	21,071,622
		456,518,896
Software - 17.1%
Adobe, Inc. (a)	622,100	197,977,104
Cloudflare, Inc. (a)	86,500	2,031,020
Datadog, Inc. Class A (a)	13,700	492,926
Elastic NV (a)	5,300	295,793
Manhattan Associates, Inc. (a)	266,300	13,267,066
Microsoft Corp.	3,278,000	516,973,383
Salesforce.com, Inc. (a)	781,562	112,529,297
		843,566,589
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,023,000	260,138,670

TOTAL INFORMATION TECHNOLOGY		1,961,516,157

MATERIALS - 0.7%
Chemicals - 0.7%
Albemarle Corp. U.S.	111,700	6,296,529
Sherwin-Williams Co.	64,600	29,684,992
		35,981,521
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	548,800	119,501,200
TOTAL COMMON STOCKS
(Cost $3,474,908,128)		4,885,935,108

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Nuvation Bio, Inc. Series A (c)(d)(f)	1,667,500	1,286,276
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	181,657	5,690
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,286,276)		1,291,966

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.29% (g)	63,731,067	63,750,186
Fidelity Securities Lending Cash Central Fund 0.28% (g)(h)	198,740,022	198,779,770
TOTAL MONEY MARKET FUNDS
(Cost $262,512,727)		262,529,956
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $3,738,707,131)		5,149,757,030
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(220,264,708)
NET ASSETS - 100%		$4,929,492,322

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,317,103 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,021,779 or 0.3% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Homes, Inc.	6/21/13	$4,848,302
Nuvation Bio, Inc. Series A	6/17/19	$1,286,276

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,289
Fidelity Securities Lending Cash Central Fund	697,092
Total	$746,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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